Long-Term Debt	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt

	Year Ended December 31,
	2018 $	2017 $
Revolving credit facilities due through 2022	417,997	539,735
Term loans due through 2021	323,995	423,512
Total principal	741,992	963,247
Less: unamortized discount and debt issuance costs	(6,586)	(10,945)
Total debt	735,406	952,302
Less: current portion	(106,236)	(166,745)
Non-current portion of long-term debt	629,170	785,557

As at December 31, 2018, the Company had two revolving credit facilities (or the Revolvers), which, as at such date, provided for available aggregate borrowings of up to $429.8 million, of which $11.8 million was undrawn (December 31, 2017 - $628.3 million, of which $88.6 million was undrawn). Interest payments are based on LIBOR plus margins, which at December 31, 2018 ranged between 2.00% and 2.75% (December 31, 2017 - 0.45% and 2.75%). The total amount available under the Revolvers reduces by $16.8 million (2019), $16.8 million (2020), $309.5 million (2021) and $86.7 million (2022). As at December 31, 2018 the Company also had three term loans outstanding, which totaled $324.0 million (December 31, 2017 - $423.5 million). Interest payments on the term loans are based on a combination of a fixed rate of 5.4% (December 31, 2017 - 5.40%) and variable rates based on LIBOR plus margins. As at December 31, 2018, the margin ranged from 0.30% to 2.00% (December 31, 2017 - 0.30% to 2.00%). The term loan repayments are made in quarterly or semi-annual payments. Two of the term loans also have a balloon or bullet repayment due at maturity in 2020 and 2021. The Company's debt facilities are further described below.

In November 2018, a wholly-owned subsidiary of the Company entered into a working capital loan facility agreement (or the Working Cap Loan) which provides available aggregate borrowings of up to $40.0 million for the subsidiary, with the option to increase the facility up to an additional $15.0 million, subject to approval of the lender. A portion of the proceeds will be used to provide working capital in relation to certain vessels trading in the RSAs and to fund pooling operations. The Working Cap Loan has an initial maturity date of six months after the first utilization date but shall be continually extended for further periods of six months thereafter unless and until the lender gives notice in writing that no further extensions shall occur. Interest payments will be based on LIBOR plus a margin of 3.50%. The Working Cap Loan is collateralized by the assets of Teekay Tankers Chartering Pte. Ltd. and the RSAs. The Working Cap Loan also requires the Company to maintain its paid-in capital contribution and the retained distributions of the RSA participants in an amount equal to the greater of (a) an amount equal to the minimum average capital contributed per vessel in respect of the RSA (including cash, bunkers or other working capital contributions and amounts accrued to the RSA participants but unpaid) and (b) $15.0 million. As at December 31, 2018, no amounts had been drawn under this facility.

In November 2018, the Company completed an $84.7 million sale-leaseback financing transaction relating to four of the Company's vessels (note 11). Proceeds from the sale-leaseback transaction were used to refinance one of the Company's corporate revolvers, which matured in November 2018 and to prepay a portion of the Company's 2017 Revolver, described below.

In September 2018, the Company completed a $156.6 million sale-leaseback financing transaction relating to six of the Company's vessels (note 11). Proceeds from the sale-leaseback transaction were used to prepay a portion of the Company's 2017 Revolver, described below.

In July 2017, the Company completed a $153.0 million sale-leaseback financing transaction relating to four of the Company's vessels (note 11). Proceeds from the sale-leaseback transaction were used to prepay a portion of the Company's 2016 Debt Facility, described below.

In December 2017, the Company entered into a $270.0 million long-term debt facility (or the 2017 Revolver), which is scheduled to mature in December 2022. In December 2017, $215.8 million of the 2017 Revolver was used to refinance two of the Company's debt facilities that were assumed in the merger with TIL (note 23). These debt facilities were scheduled to mature in April 2019 and June 2020. As at December 31, 2018, the 2017 Revolver is collateralized by seven of the Company's vessels, together with other related security. The 2017 Revolver also requires that the Company maintain a minimum hull coverage ratio of 125% of the total outstanding drawn balance for the facility period. Such requirement is assessed on a semi-annual basis with reference to vessel valuations compiled by two or more agreed upon third parties. Should the ratio drop below the required amount, the lender may request the Company either prepay a portion of the loan in the amount of the shortfall or provide additional collateral in the amount of the shortfall, at the Company's option. As of December 31, 2018, this ratio was 163% (December 31, 2017 - 191%). The vessel values used in this ratio are appraised values prepared by the Company based on second-hand sale and purchase market data. A decline in the tanker market could negatively affect the ratio. In addition, the Company is required to maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of $35.0 million and at least 5% of the Company's total consolidated debt.

In January 2016, the Company entered into a $894.4 million long-term debt facility (or the 2016 Debt Facility), consisting of both a term loan, which is scheduled to mature in December 2020, and a revolving credit component, which is scheduled to mature in January 2021. The 2016 Debt Facility is collateralized by 29 of the Company's vessels, together with other related security. The 2016 Debt Facility also requires that the Company maintain a minimum hull coverage ratio of 125% of the total outstanding drawn balance for the facility period. Such requirement is assessed on a semi-annual basis with reference to vessel valuations compiled by two or more agreed upon third parties. Should the ratio drop below the required amount, the lender may request the Company either prepay a portion of the loan in the amount of the shortfall or provide additional collateral in the amount of the shortfall, at the Company's option. As at December 31, 2018, this ratio was 137% (December 31, 2017 - 145%). The vessel values used in this ratio are appraised values prepared by the Company based on second-hand sale and purchase market data. A decline in the tanker market could negatively affect the ratio. In addition, the Company is required to maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of $35.0 million and at least 5% of the Company's total consolidated debt.

The Company's remaining two term loans are guaranteed by Teekay and are collateralized by six of the Company’s vessels, together with certain other related security. One of the term loans contain covenants that require Teekay to maintain the greater of (a) free cash (cash and cash equivalents) of at least $50.0 million and (b) an aggregate of free cash and undrawn committed revolving credit lines with at least six months to maturity of at least 5.0% of Teekay’s total consolidated debt (excluding the debt of Teekay LNG Partners L.P., or TGP). In addition, an event of default of this term loan will occur if any financial indebtedness of Teekay in excess of $50.0 million is not paid when due. The other term loan requires Teekay and the Company collectively, to maintain the greater of (a) free cash (cash and cash equivalents) of at least $100.0 million and (b) an aggregate of free cash and undrawn committed revolving credit lines with at least six months to maturity of at least 7.5% of Teekay's total consolidated debt (excluding the debt of TGP). In addition, an event of default of this term loan will occur if any indebtedness of Teekay that exceeds $100.0 million is not paid when due.

As at December 31, 2018, the Company was in compliance with all covenants with respect to the Revolvers and term loans. Teekay has also advised the Company that Teekay was in compliance with all covenants relating to the revolving credit facilities and term loans to which the Company is a party.

The weighted-average interest rate on the Company’s long-term debt as at December 31, 2018 was 4.6% (December 31, 2017 – 3.5%). This rate does not reflect the effect of the Company’s interest rate swap agreements (note 12).

The aggregate annual long-term principal repayments required to be made by the Company under the Revolvers and term loans subsequent to December 31, 2018 are $106.7 million (2019), $118.6 million (2020), $430.1 million (2021) and $86.6 million (2022).